Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities
Net loss from continuing operations	$ (1,878)	$ (2,678)
Items not affecting cash
Depreciation	14	11
Stock-based compensation	238	60
Loss from equity investee	157	169
Interest expense	214	208
Unrealized foreign exchange (gains) losses	(1,284)	376
Other	11	(21)
Cash flows used in operating activities before change in non-cash operating working capital	(2,528)	(1,875)
Change in non-cash operating working capital
(Increase) decrease in receivables and prepaid expenses	(259)	79
(Increase) decrease in other assets	(6)	8
Decrease in accounts payable and accruals	(235)	(1,168)
Deposit on metal credit obligation	0	(5,500)
Discontinued operations	604	(1,004)
Net Cash Used In Operating Activities	(2,424)	(9,460)
Cash flows from investing activities
Cash paid in connection with the Arrangement	(8,843)	0
Purchase of equipment	(94)	(6)
Proceeds from sale of equipment and other	0	40
Net Cash (Used In) Provided By Investing Activities	(8,937)	34
Cash flows from financing activities
Proceeds from issuance of capital stock	5,038	0
Proceeds from issuance of capital stock - stock options	199	53
Net Cash Provided By Used In Financing Activities	5,237	53
Decrease in cash and cash equivalents	(6,124)	(9,373)
Cash and cash equivalents - beginning of period	13,262	22,786
Effect of exchange rate changes on cash	513	187
Cash and cash equivalents - end of period	$ 7,651	$ 13,600